Market Risk (Details Narrative) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Market Risk [line items]
Number of trading days used to value current portfolio using market price and rate changes	259 days
Loss trading days	18 days
Positive trading days	93.00%
Percentage of P&C deposits in total funding	70.00%	70.00%
100 bps increase [member]
Market Risk [line items]
EVE Sensitivity	$ (2,211)	$ (1,496)
Increase (decrease) to economic value of shareholders equity from prior period	715
NII Sensitivity	920	1,213
Increase (decrease) to net interest income from last period	(293)
100 bps decrease [member]
Market Risk [line items]
EVE Sensitivity	1,599	1,102
Increase (decrease) to economic value of shareholders equity from prior period	497
NII Sensitivity	(1,099)	$ (1,381)
Increase (decrease) to net interest income from last period	$ (282)